UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2005
                                                --------------

Check here if Amendment [   ]; Amendment Number:  _________
This Amendment (Check only one.):    [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DOLPHIN LIMITED PARTNERSHIP I, L.P.
           -----------------------------------
Address:   96 CUMMINGS POINT RD.
           -----------------------------------
           STAMFORD, CT  06902
           -----------------------------------

Form 13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
           --------------------------------------------------
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
           --------------------------------------------------
Phone:     (203) 358-8000
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Donald T. Netter                      Stamford, CT           5/13/05
-------------------------------          ------------------    --------------
       [Signature]                       [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-_________________           _______________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   2

Number 13F Information Table Entry Total: 16

Form 13F Information Table Value Total:   $35,436
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number                       Name

1           28-11255                                   Dolphin Holdings Corp.
            --------                                   ----------------------
2           28-11256                                   Donald T. Netter
            --------                                   ----------------------

FORM 13F INFORMATION TABLE


                                                                                                                     VOTING
                           TITLE OF                    VALUE  SHARES/PRN AMT  SH/  PUT/   INVSTMT   OTHER          AUTHORITY
      NAME OF ISSUER        CLASS           CUSIP     (x$1000)                PRN  CALL   DSCRETN  MANAGERS   SOLE   SHARED  NONE

ANGELICA CORP               COM            034663104   $ 2,240     80,000     SH          DEFINED            80,000
BRISTOL MYERS SQUIBB CO     COM            110122108   $   637     25,000     SH          DEFINED            25,000
DOLLAR THRIFTY AUTOMOTIVE   COM            256743105   $ 1,311     40,000     SH          DEFINED            40,000
EMERSON RADIO CORP          COM            291087203   $   191     54,200     SH          DEFINED            54,200
GOLD BANC CORP INC          COM            379907108   $ 4,614    328,900     SH          DEFINED           328,900
HOLLYWOOD ENTMT CORP        COM            436141105   $ 5,110    387,991     SH          DEFINED           387,991
JOHNSON OUTDOORS INC        CL A           479167108   $ 2,216    116,816     SH          DEFINED           116,816
KATY INDS INC               COM            486026107   $   482    126,860     SH          DEFINED           126,860
NEIMAN MARCUS GROUP INC     CL B           640204301   $ 5,380     59,613     SH          DEFINED            59,613
RETEK INC                   COM            76128Q109   $   429     38,256     SH          DEFINED            38,256
SEARS ROEBUCK & CO          COM            812387108   $ 3,041     50,300     SH          DEFINED            50,300
TELLABS INC                 COM            879664100   $   383     52,450     SH          DEFINED            52,450
UNITEDHEALTH GROUP INC      COM            91324P102   $ 5,942     62,298     SH          DEFINED            62,298
WELLPOINT HEALTH NETWORK    COM            94973H108   $ 2,832     22,591     SH          DEFINED            22,591
WHX CORP                    PFD CV SER A   929248201   $   367    124,300     SH          DEFINED           124,300
WHX CORP                    PFD CV SER B   929248300   $   262     88,700     SH          DEFINED            88,700